UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	32.44%
Consumer, Non-cyclical	16.04
Industrial	15.45
Consumer, Cyclical	11.12
Technology	5.91
Basic Materials	5.36
Communications	4.59
Utilities	4.46
Energy	4.22
Short Term Investments	0.41
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,210.80	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Investor Class
Actual	$1,000.00	$1,208.80	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.76
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.14%
215,333	Axalta Coating Systems Ltd(a)	$ 6,565,503
49,322	Celanese Corp	7,477,215
144,754	CF Industries Holdings Inc	7,447,593
25,422	International Flavors & Fragrances Inc	3,798,047
235,227	Mosaic Co	7,506,094
17,420	NewMarket Corp	5,608,892
54,777	Westlake Chemical Corp	4,934,860
		43,338,204
Communications — 4.40%
1,135	Facebook Inc Class A(a)	394,651
31,406	FireEye Inc(a)	635,029
150,783	Liberty Global PLC Class C(a)	4,077,172
297,526	News Corp Class A	7,667,245
44,437	Nexstar Media Group Inc Class A	6,571,344
96,461	Omnicom Group Inc	7,715,915
20,099	Pinterest Inc Class A(a)	1,586,816
336,225	Sirius XM Holdings Inc(b)	2,198,912
21,377	VeriSign Inc(a)	4,867,329
4,546	Wayfair Inc Class A(a)(b)	1,435,218
		37,149,631
Consumer, Cyclical — 10.66%
33,632	AutoNation Inc(a)	3,188,650
15,272	Capri Holdings Ltd(a)	873,406
38,487	Darden Restaurants Inc	5,618,717
70,829	Dick's Sporting Goods Inc	7,096,358
68,163	Dolby Laboratories Inc Class A	6,699,741
20,766	DR Horton Inc	1,876,623
29,822	Foot Locker Inc	1,837,930
400,135	Ford Motor Co(a)	5,946,006
207,607	Gap Inc	6,985,976
101,700	General Motors Co(a)	6,017,589
126,515	Gentex Corp	4,186,381
106,576	Kohl's Corp	5,873,403
44,583	L Brands Inc	3,212,651
140,359	LKQ Corp(a)	6,908,470
20,096	Marriott Vacations Worldwide Corp(a)	3,201,293
17,611	Nordstrom Inc(a)	644,034
42,385	Penn National Gaming Inc(a)	3,242,029
39,123	PulteGroup Inc	2,134,942
136,087	Skechers USA Inc Class A(a)	6,781,215
13,792	Tempur Sealy International Inc	540,508
91,176	TJX Cos Inc	6,147,086
1,842	Travel + Leisure Co	109,507
14,990	Walgreens Boots Alliance Inc	788,624
		89,911,139
Consumer, Non-Cyclical — 15.36%
11,902	AMERCO	7,015,039
368	Anthem Inc	140,502
111,425	Archer-Daniels-Midland Co	6,752,355
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,637	Biogen Inc(a)	$ 2,644,464
4,704	Chemed Corp	2,232,048
735	Cigna Corp	174,246
5,396	Cooper Cos Inc	2,138,273
66,670	Corteva Inc	2,956,815
111,283	Darling Ingredients Inc(a)	7,511,602
225,677	Elanco Animal Health Inc(a)	7,828,735
21,839	Encompass Health Corp	1,704,097
26,213	Euronet Worldwide Inc(a)	3,547,930
30,268	FTI Consulting Inc(a)	4,134,911
88,552	Gilead Sciences Inc	6,097,691
43,362	Globus Medical Inc Class A(a)	3,361,856
45,000	Hain Celestial Group Inc(a)	1,805,400
28,971	HCA Healthcare Inc	5,989,465
108,759	Hologic Inc(a)	7,256,400
22,462	Ingredion Inc	2,032,811
36,445	IQVIA Holdings Inc(a)	8,831,352
36,053	Johnson & Johnson	5,939,371
48,160	ManpowerGroup Inc	5,726,706
7,875	Molina Healthcare Inc(a)	1,992,848
74,823	Nielsen Holdings PLC	1,845,883
75,490	Perrigo Co PLC	3,461,217
78,560	QIAGEN NV(a)	3,800,733
61,967	Robert Half International Inc	5,513,204
57,851	Sage Therapeutics Inc(a)	3,286,515
81,313	Service Corp International	4,357,564
12,876	Syneos Health Inc(a)	1,152,273
2,894	Teleflex Inc	1,162,780
49,579	Universal Health Services Inc Class B	7,259,853
		129,654,939
Energy — 4.04%
148,501	APA Corp	3,212,077
344,023	Baker Hughes Co	7,867,806
29,543	Cabot Oil & Gas Corp	515,821
57,027	Cimarex Energy Co	4,131,606
19,831	First Solar Inc(a)	1,794,904
173,823	Halliburton Co	4,018,788
79,644	Hess Corp	6,954,514
33,693	Marathon Oil Corp	458,899
86,226	NOV Inc(a)	1,320,982
86,019	Targa Resources Corp	3,823,544
		34,098,941
Financial — 31.08%
27,020	Affiliated Managers Group Inc	4,166,754
66,407	Air Lease Corp	2,771,828
25,295	Alliance Data Systems Corp	2,635,486
162,877	Ally Financial Inc	8,117,790
52,860	American Financial Group Inc	6,592,699
189,531	American Homes 4 Rent REIT Class A	7,363,279
744,113	Annaly Capital Management Inc REIT	6,607,723
197,636	Arch Capital Group Ltd(a)	7,695,946

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
300,078	Brixmor Property Group Inc REIT	$ 6,868,785
55,735	Camden Property Trust REIT	7,394,362
17,182	Chubb Ltd	2,730,907
85,615	Citigroup Inc	6,057,261
39,037	Citizens Financial Group Inc	1,790,627
168,940	Duke Realty Corp REIT	7,999,309
90,950	Equity LifeStyle Properties Inc REIT	6,758,495
37,151	Evercore Inc Class A	5,229,746
10,066	Extra Space Storage Inc REIT	1,649,012
91,574	First American Financial Corp	5,709,639
127,562	First Industrial Realty Trust Inc REIT	6,662,563
75,067	Globe Life Inc	7,150,132
169,218	Healthcare Trust of America Inc REIT Class A	4,518,121
140,756	Highwoods Properties Inc REIT	6,357,949
42,552	Interactive Brokers Group Inc Class A	2,796,943
51,707	Intercontinental Exchange Inc	6,137,621
223,544	Invitation Homes Inc REIT	8,335,956
24,928	Janus Henderson Group PLC	967,456
217,533	Jefferies Financial Group Inc	7,439,629
269,984	KeyCorp	5,575,170
98,354	Kilroy Realty Corp REIT	6,849,373
305,233	Kimco Realty Corp REIT	6,364,108
65,522	Life Storage Inc REIT	7,033,787
66,389	National Retail Properties Inc REIT	3,112,316
267,858	Old Republic International Corp	6,672,343
118,153	PacWest Bancorp	4,863,177
45,294	Primerica Inc	6,936,323
50,351	Prologis Inc REIT	6,018,455
4,647	Regions Financial Corp	93,776
22,486	Reinsurance Group of America Inc	2,563,404
99,364	Santander Consumer USA Holdings Inc	3,608,900
56,464	SEI Investments Co	3,499,074
67,199	Starwood Property Trust Inc REIT	1,758,598
42,762	Sun Communities Inc REIT	7,329,407
178,853	Synchrony Financial	8,677,948
27,463	UDR Inc REIT	1,345,138
352,501	Umpqua Holdings Corp	6,503,643
4,270	Ventas Inc REIT	243,817
59,902	Voya Financial Inc	3,683,973
79,341	W R Berkley Corp	5,905,351
9,409	Webster Financial Corp	501,876
30,386	Western Alliance Bancorp	2,821,340
266,126	Western Union Co	6,112,914
108,364	Zions Bancorp NA	5,728,121
		262,308,350
Industrial — 14.80%
110,741	AECOM (a)	7,012,120
3,543	AGCO Corp	461,936
Shares		Fair Value
Industrial — (continued)
60,825	AMETEK Inc	$ 8,120,138
77,145	Avnet Inc	3,091,972
71,268	Clean Harbors Inc(a)	6,637,902
3,134	Crown Holdings Inc	320,326
4,629	CSX Corp	148,498
20,813	FedEx Corp	6,209,142
10,875	Garmin Ltd	1,572,960
90,655	Howmet Aerospace Inc(a)	3,124,878
7,453	Huntington Ingalls Industries Inc	1,570,720
20,164	Lennox International Inc	7,073,531
9,017	Lincoln Electric Holdings Inc	1,187,629
19,823	Martin Marietta Materials Inc	6,973,930
16,797	MasTec Inc(a)	1,782,162
202,866	MDU Resources Group Inc	6,357,820
30,394	Mercury Systems Inc(a)	2,014,514
16,517	Northrop Grumman Corp	6,002,773
124,465	Otis Worldwide Corp	10,177,503
32,767	Parker-Hannifin Corp	10,063,073
12,740	Ryder System Inc	946,964
5,170	Snap-on Inc	1,155,133
48,698	Stanley Black & Decker Inc	9,982,603
45,433	SYNNEX Corp	5,531,922
19,689	Teledyne Technologies Inc(a)	8,246,344
24,310	Textron Inc	1,671,799
42,724	Vulcan Materials Co	7,436,967
		124,875,259
Technology — 5.66%
12,870	Activision Blizzard Inc	1,228,313
65,140	Amdocs Ltd	5,039,230
87,454	Cognizant Technology Solutions Corp Class A	6,057,064
11,193	Concentrix Corp(a)	1,799,834
621	DocuSign Inc(a)	173,613
107,617	DXC Technology Co(a)	4,190,606
37,091	Intel Corp	2,082,289
41,983	International Business Machines Corp	6,154,288
22,677	Lumentum Holdings Inc(a)	1,860,194
12,375	Manhattan Associates Inc(a)	1,792,395
12,537	Micron Technology Inc(a)	1,065,394
25,048	salesforce.com Inc(a)	6,118,475
11,983	VMware Inc Class A(a)	1,916,921
116,245	Western Digital Corp(a)	8,273,157
		47,751,773
Utilities — 4.27%
90,384	AES Corp	2,356,311
136,549	CMS Energy Corp	8,067,315
16,790	Dominion Energy Inc	1,235,240
69,074	DTE Energy Co	8,951,991
203,756	OGE Energy Corp	6,856,389

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
307,230	PPL Corp	$ 8,593,223
		36,060,469
TOTAL COMMON STOCK — 95.41% (Cost $719,817,848)		$805,148,705
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.39%
$165,057	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $165,057 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	165,057
784,049	Undivided interest of 0.94% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $784,049 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	784,049
784,049	Undivided interest of 0.96% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $784,049 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	784,049
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$784,049	Undivided interest of 18.66% in a repurchase agreement (principal amount/value $4,201,669 with a maturity value of $4,201,675) with HSBC Securities (USA) Inc, 0.05%, dated 6/30/21 to be repurchased at $784,049 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.50%, 10/1/27 - 6/25/50, with a value of $4,285,702.(c)	$ 784,049
784,049	Undivided interest of 5.31% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $784,049 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(c)	784,049
TOTAL SHORT TERM INVESTMENTS — 0.39% (Cost $3,301,253)		$ 3,301,253
TOTAL INVESTMENTS — 95.80% (Cost $723,119,101)		$808,449,958
OTHER ASSETS & LIABILITIES, NET — 4.20%		$ 35,463,489
TOTAL NET ASSETS — 100.00%		$843,913,447

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	10	USD	2,692,400	September 2021	$43,580
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $3,213,054 of securities on loan)(a)	$805,148,705
Repurchase agreements, fair value(b)	3,301,253
Cash	41,049,054
Cash pledged on futures contracts	135,025
Dividends receivable	853,486
Subscriptions receivable	430,595
Variation margin on futures contracts	2,600
Total Assets	850,920,718
LIABILITIES:
Payable for director fees	2,943
Payable for other accrued fees	72,726
Payable for shareholder services fees	61,357
Payable to investment adviser	570,910
Payable upon return of securities loaned	3,301,253
Redemptions payable	2,998,082
Total Liabilities	7,007,271
NET ASSETS	$843,913,447
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,189,991
Paid-in capital in excess of par	623,490,121
Undistributed/accumulated earnings	213,233,335
NET ASSETS	$843,913,447
NET ASSETS BY CLASS
Investor Class	$192,859,229
Institutional Class	$651,054,218
CAPITAL STOCK:
Authorized
Investor Class	120,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	12,847,017
Institutional Class	59,052,892
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.01
Institutional Class	$11.02
(a) Cost of investments	$719,817,848
(b) Cost of repurchase agreements	$3,301,253
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Mid Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$4,634
Dividends	7,421,801
Foreign withholding tax	(4,706)
Total Income	7,421,729
EXPENSES:
Management fees	3,013,001
Shareholder services fees – Investor Class	299,046
Audit and tax fees	14,899
Custodian fees	18,606
Director's fees	7,112
Legal fees	8,020
Pricing fees	349
Registration fees	48,600
Shareholder report fees	218
Transfer agent fees	6,151
Other fees	2,355
Total Expenses	3,418,357
Less amount waived by investment adviser	34,195
Net Expenses	3,384,162
NET INVESTMENT INCOME	4,037,567
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	149,953,186
Net realized gain on futures contracts	1,208,879
Net Realized Gain	151,162,065
Net change in unrealized depreciation on investments	(7,949,622)
Net change in unrealized depreciation on futures contracts	(48,925)
Net Change in Unrealized Depreciation	(7,998,547)
Net Realized and Unrealized Gain	143,163,518
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,201,085
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Mid Cap Value Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$4,037,567	$8,922,539
Net realized gain (loss)	151,162,065	(20,263,356)
Net change in unrealized appreciation (depreciation)	(7,998,547)	41,550,100
Net Increase in Net Assets Resulting from Operations	147,201,085	30,209,283
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(24,008)
Institutional Class	-	(246,468)
From return of capital	0	(270,476)
From net investment income and net realized gains
Investor Class	(355,940)	(713,167)
Class L(a)	-	(2,510)
Institutional Class	(3,297,098)	(6,895,423)
From net investment income and net realized gains	(3,653,038)	(7,611,100)
Total Distributions	(3,653,038)	(7,881,576)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	50,540,757	102,029,236
Class L(a)	-	966,631
Institutional Class	72,191,989	143,755,319
Shares issued in reinvestment of distributions
Investor Class	355,940	737,175
Class L(a)	-	2,510
Institutional Class	3,297,098	7,141,891
Shares redeemed
Investor Class	(24,690,533)	(24,590,551)
Class L(a)	-	(62,607,199)
Institutional Class	(113,271,560)	(215,228,214)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,576,309)	(47,793,202)
Total Increase (Decrease) in Net Assets	131,971,738	(25,465,495)
NET ASSETS:
Beginning of Period	711,941,709	737,407,204
End of Period	$843,913,447	$711,941,709
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,615,800	9,128,876
Class L(a)	-	129,398
Institutional Class	6,711,568	22,240,850
Shares issued in reinvestment of distributions
Investor Class	23,872	62,683
Class L(a)	-	320
Institutional Class	301,105	918,325
Shares redeemed
Investor Class	(1,733,170)	(2,282,548)
Class L(a)	-	(6,867,849)
Institutional Class	(10,901,151)	(27,556,949)
Net Decrease	(1,981,976)	(4,226,894)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$12.44	0.06	2.54	2.60	—	(0.03)	—	(0.03)	$15.01	20.88% (d)
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (e)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00) (e)	(0.02)	$12.58	20.49%
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (e)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
12/31/2017	$12.49	0.10	1.99	2.09	—	(1.12)	(0.55)	(1.67)	$12.91	16.99%
12/31/2016	$10.68	0.11	2.05	2.16	—	(0.24)	(0.11)	(0.35)	$12.49	20.29%
Institutional Class
6/30/2021(Unaudited)	$ 9.15	0.06	1.87	1.93	—	(0.06)	—	(0.06)	$11.02	21.08% (d)
12/31/2020	$ 9.27	0.12	(0.13)	(0.01)	(0.00) (e)	(0.10)	(0.01)	(0.11)	$ 9.15	0.02%
12/31/2019	$ 7.78	0.13	1.48	1.61	—	(0.12)	(0.00) (e)	(0.12)	$ 9.27	20.80%
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (e)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
12/31/2017	$ 9.92	0.11	1.59	1.70	—	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
12/31/2016	$ 8.61	0.12	1.66	1.78	—	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2021(Unaudited)	$192,859	1.19% (g)	1.15% (g)	0.79% (g)	118% (d)
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
Institutional Class
06/30/2021(Unaudited)	$651,054	0.80% (g)	0.80% (g)	1.11% (g)	118% (d)
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Mid Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$725,580,811
Gross unrealized appreciation on investments	94,177,145
Gross unrealized depreciation on investments	(11,264,418)
Net unrealized appreciation on investments	$82,912,727
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2021

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 13 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$43,580 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,208,879	Net change in unrealized depreciation on futures contracts	$(48,925)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.78% of the Fund’s average daily net assets up to $1 billion dollars, 0.73% of the Fund’s average daily net assets over $1 billion dollars and 0.68% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2021

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$96,020	$122,661	$80,175	$34,195	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $900,579,387 and $934,172,181, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $3,213,054 and received collateral as reported on the Statement of Assets and Liabilities of $3,301,253 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Mid Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the fifth, fifth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, for the ten-year period, exceeded the performance universe median. With respect to the Fund’s Institutional Class, the Board observed similar results—the annualized returns for the one-, three- and five-year periods ended December 31, 2020 were in the fifth, fifth and fourth quintiles, respectively, of the Fund’s performance universe. The Board also noted that each class underperformed its benchmark index for each period observed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel, including recent transitions, and its portfolio risk controls, among other things. The Board noted the information provided regarding the resources, research capabilities and investment philosophy of the Sub-Adviser’s Quantitative Investment Strategies business and Equity Alpha team that manages the Fund, including recent enhancements to the portfolio construction process. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of various sector exposures on performance. In addition, the Board took into account GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, although the Fund’s Contractual Management Fee for the Investor Class was above its peer group median contractual management fee, the total annual operating expense ratio for the Investor Class was lower than the median expense ratio of its peer group, ranking in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). With respect to the Institutional Class, the Board observed that the Fund’s Contractual Management Fee was equal to its peer group median contractual management fee and its total annual operating expense ratio was lower than the median expense ratio of its peer group, ranking in the first quintile of the peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and representative retail products managed by the Sub-Adviser and noted where the fee charged to GWCM was higher than that charged to other clients. In this connection, the Board considered the Sub-Adviser’s explanation that negotiated fee schedules are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and service level needs. Also noted was the Sub-Adviser’s statement that it believes the fees paid by GWCM are appropriate based on the foregoing factors and in light of the quality of services provided. The Board also considered that in connection with the 2020 contract review process, GWCM proposed, and the Board approved, a new sub-advisory fee negotiated by GWCM with the Sub-Adviser and a reduction in GWCM’s management fee at each existing breakpoint in the management fee schedule, effective April 29, 2020.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and the profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although the Sub-Adviser did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with the Sub-Adviser is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, noting that the percentage retained as to each class of the Fund exceeded the median of the Fund’s Lipper investment classification. In assessing all of the foregoing, the Board considered its observation regarding the Fund’s Contractual Management Fee for the Institutional Class being equal to its peer group median and the reduction in GWCM’s management fee schedule effective April 29, 2020.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that to the extent it develops infrastructure—such as for legal, compliance and technology functions—to support its management of the Fund, the Sub-Adviser may leverage such infrastructure to service other advisory clients.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021